Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2019 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued (in shares)	34,965
Preferred stock, shares outstanding	34,965
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares, issued	20,460,533
Common stock, shares, outstanding	20,446,811
Treasury Stock, Shares	13,722